Subsequent Events (10-K) (Details Narratives) (USD $)	0 Months Ended										9 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended			0 Months Ended									1 Months Ended	6 Months Ended	0 Months Ended																	0 Months Ended
	Jun. 18, 2013	May 24, 2013	Feb. 14, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Aug. 03, 2012	Jul. 13, 2012	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Sep. 30, 2013 Subsequent Event [Member]	Jul. 20, 2013 Subsequent Event [Member]	Jun. 20, 2013 Subsequent Event [Member]	May 29, 2013 Subsequent Event [Member]	May 24, 2013 Subsequent Event [Member]	May 20, 2013 Subsequent Event [Member]	May 10, 2013 Subsequent Event [Member]	May 05, 2013 Subsequent Event [Member]	Mar. 17, 2013 Subsequent Event [Member]	Feb. 19, 2013 Subsequent Event [Member]	Feb. 14, 2013 Subsequent Event [Member]	Feb. 15, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 16, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Feb. 21, 2013 Subsequent Event [Member]	Jan. 22, 2013 Subsequent Event [Member]	Jul. 20, 2013 Subsequent Event [Member] Promissory Note Revised Agreement [Member]	Jun. 20, 2013 Subsequent Event [Member] Promissory Note Revised Agreement [Member]	May 20, 2013 Subsequent Event [Member] Promissory Note Revised Agreement [Member]	Apr. 24, 2013 Subsequent Event [Member] Promissory Note Revised Agreement [Member]	Apr. 24, 2013 Subsequent Event [Member] March 2013 Lending Agreement And Promissory Note [Member]	Apr. 24, 2013 Subsequent Event [Member] March 2013 Lending Agreement And Promissory Note [Member] Minimum [Member]	Apr. 24, 2013 Subsequent Event [Member] March 2013 Lending Agreement And Promissory Note [Member] Maximum [Member]
Promissory notes payable										$ 100,000	$ 397,948		$ 144,948	$ 43,828	$ 144,948	$ 397,948																						$ 60,000	$ 25,000				$ 75,000							$ 70,000	$ 60,000
Promissory notes interest rate, annually								10.00%	8.00%	10.00%							10.00%																						10.00%				10.00%
Debt instrument, maturity date			Jun. 20, 2013	Jul. 13, 2013		Mar. 13, 2013					Jun. 15, 2013		Jun. 15, 2013																										Feb. 19, 2014				Jan. 16, 2014
Warrant issued to purchase number of common stock																			2,000,000
Warrants exercise price																			$ 0.015
Warrants expire date																			Feb. 12, 2016
Interest rate for the first Four months																																								10.00%
Interest for the following Ten months																																								15.00%
Accrued interest	600		5,000				2,500				5,075		3,758	965	3,758	5,075																	11,649
Interest payment																																						2,500												5,000	5,000	2,500	70,000
Outstanding principal and interest due and payable																															20,500	21,000	351,649		21,000												30,000	25,000	20,000
Repayment of debt																																	250,000
Redemption of warrants																																	90,000
Common stock shares issued to consultant		500,000													303,500																			500,000							10,000,000	3,200,000
Common stock issued for cash, shares																																					100,000
Proceeds from common stock											20,000	19,050	19,050	257,220		2,921,270																					200,000
Common stock price per share	$ 0.20																											$ 0.01									$ 0.20
Common stock shares returned by the officer																																				2,550,000
Consulting fee		8,500																																8,500
Convertible promissory note	6,000
Common stock issued on conversion of notes	330,000
Common stock conversion price	$ 0.02					$ 0.30		$ 0.02									$ 0.02	$ 0.02																										$ 0.02
Warrant issued to purchase number of common stock			2,000,000		10,000,000		3,333,333	200,000	5,000,000	6,666,666	500,000								2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000		5,000,000	5,000,000
Number of common stock issued to employees	2,850,000
Loan from Holder																																													$ 25,000	$ 75,000